S000009865 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI AC Asia Pacific ex Japan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	29.56%	4.19%	8.47%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	41.57%	1.45%	9.39%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	41.60%	(0.97%)	7.29%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.72%	0.95%	7.40%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	41.90%	1.70%	9.66%